<SEQUENCE>1
<FILENAME>13FQ2-2009.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  August 4, 2009

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 64

Form 13-F Information Table Value Toatl: $267,626 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.      COM 00374N107   464    5730 SH SOLE    4510  1220
Altria Group Inc    COM 02209S103   695   42400 SH SOLE   42400
America Movil SA    COM 02364W105  2575   66510 SH SOLE   60010  6500
Amgen               COM 031162100  5104   96418 SH SOLE   90018  6400
Apache Corp         COM 037411105  1894   26246 SH SOLE   23846  2400
Apple Computer Inc. COM 037833100  5809   40785 SH SOLE   40135   650
Archer Daniels MidlaCOM 039483102   224    8350 SH SOLE    8350
Artificial Life     COM 04314q105    21   24000 SH SOLE   24000
Aspen Insurance HoldCOM G05384105  1897   84900 SH SOLE   84900
Atlas Energy ResourcCOM 049303100   747   36550 SH SOLE   25250 11300
Bridgeport EducationCOM 10807m105   437   25700 SH SOLE   20500  5200
CF Industries HoldinCOM 125269100   760   10250 SH SOLE   10250
CVS Corp            COM 126650100  1142   35830 SH SOLE   35830
Carrizo Oil & Gas   COM 144577103  1641   95700 SH SOLE   88700  7000
Cognizant TechnologyCOM 192446102  5755  215550 SH SOLE  202950 12600
Companhia Vale Do RiCOM 204412209  1002   56820 SH SOLE   53120  3700
Continental ResourceCOM 212015101  1712   61700 SH SOLE   59000  2700
Coventry Health CareCOM 222862104   187   10000 SH SOLE   10000
Devon Energy Corp   COM 25179M103  3678   67482 SH SOLE   63782  3700
Diamond Offshore    COM 25271C102   639    7700 SH SOLE    7700
Dun & Bradstreet IncCOM 26483E100  8749  107735 SH SOLE   99735  8000
Everest Re Group IncCOM G3223R108  1310   18300 SH SOLE   18300
Evergreen Energy IncCOM 30024B104  1579 1610900 SH SOLE 1541900 69000
Express Scripts Inc COM 302182100 11107  161550 SH SOLE  155250  6300
FTI Consulting Inc  COM 302941109   432    8520 SH SOLE    7220  1300
Flextronics Intern'lCOM Y2573F102   993  239300 SH SOLE  239300
Focus Media         COM 34415V108   596   74000 SH SOLE   74000
Freeport-McMoRan CopCOM 35671D857   636   12700 SH SOLE   12700
Gilead Sciences Inc.COM 375558103  1866   39840 SH SOLE   36240  3600
Goodyear Tire       COM 382550101   366   32500 SH SOLE   32500
Google Inc          COM 38259P508 13559   32161 SH SOLE   29506  2655
HMS Holdings Corp   COM 40425j101   533   13100 SH SOLE   13100
InfuSystems HoldingsCOM 45685k102   273   91300 SH SOLE   74300 17000
Intl. Business Mach.COM 459200101 13310  127470 SH SOLE  114770 12700
Johnson & Johnson   COM 478160104   409    7194 SH SOLE    7194
Kimberly Clark Corp COM 494368103   871   16616 SH SOLE   13496  3120
Kroger Co.          COM 501044101   948   43000 SH SOLE   43000
Linn Energy, LLC    COM 536020100  5092  260200 SH SOLE  238100 22100
McAfee Inc.         COM 579064106  6519  154510 SH SOLE  143110 11400
Medco Health SolutioCOM 58405U102  8809  193130 SH SOLE  185930  7200
Microsoft Corp      COM 594918104 16156  679675 SH SOLE  627694 51981
Millicom Intern'l CeCOM L6388F110 50720  901520 SH SOLE  868200 33320
Mobile Telesystems ACOM 607409109  4773  129250 SH SOLE  120750  8500
Moodys Corp         COM 615369105  7486  284110 SH SOLE  267110 17000
NII Holdings Inc    COM 62913F201   941   49350 SH SOLE   49350
Newmont Mining      COM 651639106   979   23950 SH SOLE   23950
Noble Energy Inc    COM 655044105  8920  151271 SH SOLE  143719  7552
Occidental PetroleumCOM 674599105  2106   32000 SH SOLE   32000
Philip Morris InternCOM 718172109  1871   42900 SH SOLE   42900
Potash Corp         COM 73755L107  5987   64345 SH SOLE   61645  2700
Proctor & Gamble Co.COM 742718109  1545   30228 SH SOLE   28084  2144
Range Resources CorpCOM 75281a109  7216  174250 SH SOLE  164650  9600
Safestitch Medical ICOM 78645y102    40   36480 SH SOLE   36480
Schlumberger Ltd    COM 806857108   698   12895 SH SOLE   12895
Southwestern Energy COM 845467109 18649  480020 SH SOLE  452820 27200
Starent Networks, CoCOM 85528p108   305   12500 SH SOLE   12500
Symantec Corp       COM 871503108  3208  205900 SH SOLE  196000  9900
The Mosaic Company  COM 61945a107  6414  144780 SH SOLE  138680  6100
Transocean Inc      COM G90078109  1404   18900 SH SOLE   18900
URS Corporation     COM 903236107  2116   42730 SH SOLE   40430  2300
United Technologies COM 913017109   844   16250 SH SOLE   16250
Vimpel CommunicationCOM 68370R109  1648  140050 SH SOLE  116550 23500
WR Berkley Corp     COM 084423102   771   35900 SH SOLE   35900
XTO Energy          COM 98385X106  8488  222559 SH SOLE  213560  8999
               </SEC-DOCUMENT>